Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Net income	$ 514,009	$ 379,736	$ 847,794	$ 48,802
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	(1,452)	(4,434)	1,479	(584)
Net change in cash flow hedges	(20,064)	23,386	90,982	4,369
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	(21,516)	18,952	92,461	3,785
Other comprehensive (loss) income, net of tax	(21,516)	18,952	92,461	3,785
Total comprehensive income	492,493	398,688	940,255	52,587
Total comprehensive income attributable to Viking Holdings Ltd	492,572	398,970	940,119	52,435
Total comprehensive income attributable to non-controlling interests	$ (79)	$ (282)	$ 136	$ 152